UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $526,041 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIS INTL INC                COM              014477103    11185   221300 SH       SOLE                   221300        0        0
ALTRIA GROUP INC               COM              02209S103    16152   211000 SH       SOLE                   211000        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    38808  2205000 SH       SOLE                  2205000        0        0
BEARINGPOINT INC               COM              074002106     7074   900000 SH       SOLE                   900000        0        0
BED BATH & BEYOND INC          COM              075896100     8417   220000 SH       SOLE                   220000        0        0
BRINKS CO                      COM              109696104     7959   150000 SH       SOLE                   150000        0        0
CELANESE CORP DEL              COM SER A        150870103    11635   650000 SH       SOLE                   650000        0        0
CENVEO INC                     COM              15670S105    10748   571100 SH       SOLE                   571100        0        0
CLEVELAND BIOLABS INC          COM              185860103      324    65000 SH       SOLE                    65000        0        0
COLD SPRING CAP INC            *W EXP 11/11/200 192865111      426  1331200 SH  CALL SOLE                  1331200        0        0
COMPTON PETE CORP              COM              204940100    12816  1284200 SH       SOLE                  1284200        0        0
CORN PRODS INTL INC            COM              219023108    42393  1302800 SH       SOLE                  1302800        0        0
CVS CORP                       COM              126650100     8762   272800 SH       SOLE                   272800        0        0
ENDEAVOR ACQUISITION CORP      COM              292577103     4464   600000 SH       SOLE                   600000        0        0
ENDEAVOR ACQUISITION CORP      *W EXP 12/14/200 292577111      714   600000 SH  CALL SOLE                   600000        0        0
FLOWSERVE CORP                 COM              34354P105    10877   215000 SH       SOLE                   215000        0        0
FOOT LOCKER INC                COM              344849104     1894    75000 SH       SOLE                    75000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    27270   716700 SH       SOLE                   716700        0        0
HALLIBURTON CO                 COM              406216101    12714   446900 SH       SOLE                   446900        0        0
HD PARTNERS ACQUISITION CORP   UNIT 06/01/2010  40415K209      765   100000 SH       SOLE                   100000        0        0
HOME BANCSHARES INC            COM              436893200     1325    60000 SH       SOLE                    60000        0        0
IPSCO INC                      COM              462622101    23314   269000 SH       SOLE                   269000        0        0
KKR FINL CORP                  COM              482476306     2628   107100 SH       SOLE                   107100        0        0
LIMITED BRANDS INC             COM              532716107    16821   635000 SH       SOLE                   635000        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    11424   135000 SH       SOLE                   135000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     9942   165400 SH       SOLE                   165400        0        0
MICROSOFT CORP                 COM              594918104    19481   712300 SH       SOLE                   712300        0        0
MIDDLEBY CORP                  COM              596278101     3475    45100 SH       SOLE                    45100        0        0
MONSANTO CO NEW                COM              61166W101     5500   117000 SH       SOLE                   117000        0        0
ORACLE CORP                    COM              68389X105    42399  2390000 SH       SOLE                  2390000        0        0
PENN NATL GAMING INC           COM              707569109    29037   795100 SH       SOLE                   795100        0        0
PERINI CORP                    COM              713839108     9699   464500 SH       SOLE                   464500        0        0
QUIDEL CORP                    COM              74838J101     1412   100000 SH       SOLE                   100000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    27823  1205000 SH       SOLE                  1205000        0        0
SYMANTEC CORP                  COM              871503108     8618   405000 SH       SOLE                   405000        0        0
TERNIUM SA                     SPON ADR         880890108     2193    94700 SH       SOLE                    94700        0        0
TEXAS INDS INC                 COM              882491103    34360   660000 SH       SOLE                   660000        0        0
THERMO ELECTRON CORP           COM              883556102    17207   437500 SH       SOLE                   437500        0        0
URBAN OUTFITTERS INC           COM              917047102     6822   385000 SH       SOLE                   385000        0        0
VAIL RESORTS INC               COM              91879Q109     4914   122800 SH       SOLE                   122800        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    12250   238000 SH       SOLE                   238000        0        0